ACQUISITIONS AND GOODWILL - Asset Acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACQUISITIONS AND GOODWILL
Additional contingent consideration	¥ 100,223	¥ 100,000
Settlement of consideration	¥ 85,191	241,850	¥ 2,349,732
Settlements term	3 months
Remaining consideration payable for asset acquisitions	¥ 191,120	¥ 137,569